Deferred Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Income Tax - Schedule Of Deferred Tax Assets And Liabilities
Schedule of Deferred Income Tax Assets from Tax Loss Carryforwards

The following table explains the generally existing deferred tax assets from tax loss carryforwards that have developed within the Group:

	December 31, 2020		December 31, 2019
in EUR thousands	Loss carried forward	Deferred tax assets	Loss carried forward	Deferred tax assets
Corporation tax including Solidarity Surcharge	134,606	21,301	135,415	21,436
Business tax	118,599	10,377	120,692	10,561
U.S. corporation tax	32,172	8,365	23,616	6,140
Total		40,044		38,137

Schedule of Deferred Tax Assets and Liabilities
	December 31, 2020		December 31, 2019
in EUR thousands	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities
Loss carried forward	7,824	-	8,568	-

Non-current assets

-Intangible assets	789	(656)	-	(620)
-Tangible assets	-	(980)	-	(1,002)

Current assets
- Receivables and other assets	15	-	43	-

Non-current and current financial liabilities	812	-	859	-

Current liabilities
- Liabilities and other	-	(279)	-	(54)
Total	9,440	(1,915)	9,470	(1,676)
Netting of deferred tax assets and liabilities	(1,915)	1,915	(1,676)	1,676
As recognized on balance sheet	7,525	-	7,794	-

Schedule of Income Tax Reconciliation

The following provides a reconciliation between expected and actual reported income tax expense, with the output value being based on the income tax rate of 24,575% (previous year: 32,45%) currently applicable to the Biofrontera Group.

in EUR thousands	December 31, 2020	December 31, 2019
Consolidated loss before tax	(12,697)	(4,777)
Expected income tax reimbursement	3,120	1,550
Differences arising from different tax rates	146	(839)

Effects of changes in trade tax rates
- from temporary differences	-	16
- from loss carryforwards	-	(2,350)
Tax increases due to non-deductible expenses	(982)	(538)
Changes in unrecognized deferred tax assets
- from active temporary differences	188	(1,217)
- from loss carryforwards	(2,627)	(4,251)

Tax-free income (badwill)	-	4,807
Other effects	(170)	241
Income taxes as per statement of comprehensive income	(325)	(2,581)